Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2022 for further discussion on the determination of fair value.

(Canadian $ in millions)	January 31, 2023		October 31, 2022
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	105,784	96,859	106,590	94,832

Loans (1)(2)
Residential mortgages	150,772	145,982	148,569	142,526
Consumer instalment and other personal	83,673	82,388	85,612	83,948
Credit cards	9,538	9,538	9,387	9,387
Business and government	295,656	294,345	302,079	300,173
	539,639	532,253	545,647	536,034

Deposits (3)	756,296	754,252	742,419	739,339
Securitization and structured entities’ liabilities (4)	24,716	24,125	25,816	24,989
Other liabilities (5)	3,992	3,304	4,088	3,181
Subordinated debt	8,156	7,979	8,150	7,743
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, certain other assets, certain other liabilities, acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of allowances for credit losses.
(2)
Excludes $370

million of residential mortgages classified as FVTPL, $6,229 million of business and government loans classified as FVTPL and $61 million of business and government loans classified as FVOCI ($176 million, $5,496 million and $60 million, respectively, as at October 31, 2022).

(3)
Excludes $30,303 million of structured note liabilities ($26,305 million as at October 31, 2022), $603 million of structured deposits ($536 million as at October 31, 2022) and $174 million of metals deposits ($218 million as at October 31, 2022) measured at fair value.

(4)	Excludes $1,620 million of securitization and structured note entities’ liabilities classified as FVTPL ($1,252 million as at October 31, 2022).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy

(Canadian $ in millions)			January 31, 2023		October 31, 2022
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	7,292	4,402	-	11,694	6,981	3,955	-	10,936
Canadian provincial and municipal governments	1,868	4,078	-	5,946	1,120	4,990	-	6,110
U.S. federal government	9,678	9,787	-	19,465	7,326	9,373	-	16,699
U.S. states, municipalities and agencies	-	142	-	142	56	83	-	139
Other governments	1,565	2,180	-	3,745	1,085	2,885	-	3,970
NHA MBS, and U.S. agency MBS and CMO	-	17,195	595	17,790	-	13,327	985	14,312
Corporate debt	1,977	6,834	5	8,816	1,445	8,144	3	9,592
Trading loans	-	371	-	371	-	346	-	346
Corporate equity	42,759	-	-	42,759	46,073	-	-	46,073
	65,139	44,989	600	110,728	64,086	43,103	988	108,177
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	414	184	-	598	319	174	-	493
Canadian provincial and municipal governments	278	997	-	1,275	36	1,044	-	1,080
U.S. federal government	4	1	-	5	-	4	-	4
Other governments	-	88	-	88	-	87	-	87
NHA MBS, and U.S. agency MBS and CMO	-	8	-	8	-	8	-	8
Corporate debt	95	6,954	11	7,060	62	6,409	8	6,479
Corporate equity	1,540	4	4,161	5,705	1,440	6	4,044	5,490
	2,331	8,236	4,172	14,739	1,857	7,732	4,052	13,641
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	2,483	11,383	-	13,866	3,544	8,757	-	12,301
Canadian provincial and municipal governments	1,121	3,680	-	4,801	972	3,599	-	4,571
U.S. federal government	1,564	1,281	-	2,845	1,443	1,667	-	3,110
U.S. states, municipalities and agencies	-	4,383	1	4,384	-	3,713	1	3,714
Other governments	1,350	5,138	-	6,488	1,795	4,616	-	6,411
NHA MBS, and U.S. agency MBS and CMO	-	11,967	-	11,967	-	9,268	-	9,268
Corporate debt	240	3,618	-	3,858	355	3,678	-	4,033
Corporate equity	-	-	156	156	-	-	153	153
	6,758	41,450	157	48,365	8,109	35,298	154	43,561
Loans
Residential mortgages	-	370	-	370	-	176	-	176
Business and government loans	-	6,170	120	6,290	-	5,536	20	5,556
	-	6,540	120	6,660	-	5,712	20	5,732
Other Assets (1)	4,601	63	66	4,730	4,148	60	49	4,257
Fair Value Liabilities
Securities sold but not yet purchased	22,542	22,684	-	45,226	18,465	22,514	-	40,979
Structured note liabilities (2)	-	30,303	-	30,303	-	26,305	-	26,305
Structured deposits (3)	-	603	-	603	-	536	-	536
Other liabilities (4)	1,263	2,662	3	3,928	1,179	2,298	2	3,479
	23,805	56,252	3	80,060	19,644	51,653	2	71,299
Derivative Assets
Interest rate contracts	27	10,085	-	10,112	80	12,682	-	12,762
Foreign exchange contracts	1	14,817	-	14,818	21	22,475	26	22,522
Commodity contracts	1,063	2,551	13	3,627	1,514	4,810	-	6,324
Equity contracts	430	4,280	1	4,711	939	5,552	-	6,491
Credit default swaps	9	17	-	26	-	61	-	61
	1,530	31,750	14	33,294	2,554	45,580	26	48,160
Derivative Liabilities
Interest rate contracts	14	12,126	-	12,140	58	16,540	-	16,598
Foreign exchange contracts	12	16,387	12	16,411	2	25,108	-	25,110
Commodity contracts	1,145	1,339	-	2,484	1,523	2,066	-	3,589
Equity contracts	820	12,200	-	13,020	1,203	13,381	-	14,584
Credit default swaps	23	10	2	35	-	73	2	75
	2,014	42,062	14	44,090	2,786	57,168	2	59,956

(1)	Other assets include precious metals, segregated fund assets in our insurance business, certain receivables and other items measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits that have been designated at FVTPL as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

					Range of input values (1)
As at January 31, 2023 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Low	High
Private equity (2)	Corporate equity	4,161	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	4x	19x
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	595	Discounted cash flows	Prepayment rate	3%	12%
			Market Comparable	Comparability Adjustment (3)	(3.77)	6.66

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $812

million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at January 31, 2023 ($832 million as at October 31, 2022), which approximates fair value, and are held to meet regulatory requirements.

(3)	Range of input values represents price per security adjustment (Canadian $).

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three months ended January 31, 2023 and January 31, 2022:

(Canadian $ in millions)
For the three months ended		January 31, 2023		January 31, 2022
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	848	2,129	2,655	2,526
FVTPL securities	17	299	129	17
FVOCI securities	1,637	1,282	3,119	2,143
Securities sold but not yet purchased	185	2,150	629	833

Summary of Changes in Level 3 Instruments Carried At Fair Value	The tables below present a reconciliation of all changes in Level 3 financial instruments for the three months ended January 31, 2023 and January 31, 2022, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	985	(13)	(22)	145	(143)	-	17	(374)	595	(3)
Corporate debt	3	-	-	4	-	-	-	(2)	5	-
Total trading securities	988	(13)	(22)	149	(143)	-	17	(376)	600	(3)
FVTPL Securities
Corporate debt	8	-	-	3	-	-	-	-	11	-
Corporate equity	4,044	5	(44)	220	(63)	(1)	-	-	4,161	22
Total FVTPL securities	4,052	5	(44)	223	(63)	(1)	-	-	4,172	22
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	153	-	(1)	4	-	-	-	-	156	na
Total FVOCI securities	154	-	(1)	4	-	-	-	-	157	na
Business and Government Loans	20	-	-	115	-	(15)	-	-	120	-
Other Assets	49	(3)	-	22	-	(2)	-	-	66	(3)
Derivative Assets
Foreign exchange contracts	26	(26)	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	13	-	-	-	-	13	-
Equity contracts	-	-	-	-	-	-	1	-	1	-
Total derivative assets	26	(26)	-	13	-	-	1	-	14	-
Other Liabilities	2	-	-	1	-	-	-	-	3	-
Derivative Liabilities
Foreign exchange contracts	-	12	-	-	-	-	-	-	12	(38)
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	12	-	-	-	-	-	-	14	(38)

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2022 (Canadian $ in millions)	Balance October 31, 2021	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2022	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	675	(44)	19	382	(192)	-	114	(86)	868	8
Corporate debt	7	(1)	(1)	9	-	-	-	(1)	13	(1)
Total trading securities	682	(45)	18	391	(192)	-	114	(87)	881	7
FVTPL Securities
Corporate debt	-	-	-	-	-	-	-	-	-	-
Corporate equity	2,442	76	36	713	(81)	-	-	-	3,186	78
Total FVTPL securities	2,442	76	36	713	(81)	-	-	-	3,186	78
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	132	-	2	11	-	-	6	-	151	na
Total FVOCI securities	133	-	2	11	-	-	6	-	152	na
Business and Government Loans	6	-	-	-	-	-	-	-	6	-
Other Assets	-	-	-	-	-	-	-	-	-	-
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Total derivative assets	-	-	-	-	-	-	-	-	-	-
Other Liabilities	-	-	-	-	-	-	-	-	-	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	-	-	-	-	-	-	-	2	-

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2023 and 2022 are included in earnings for the period.